Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Net carrying amount	€ 6,749	€ 9,035	€ 7,044
Associates
Investments
Net carrying amount	3,837	4,357
Associates | Abu Dhabi Oil Refining Co
Investments
Net carrying amount	€ 2,335	€ 2,829
% of the investment	20.00%	20.00%
Associates | Angola LNG Ltd
Investments
Net carrying amount	€ 1,039	€ 1,159
% of the investment	13.60%	13.60%
Associates | Coral FLNG SA
Investments
Net carrying amount	€ 138	€ 102
% of the investment	25.00%	25.00%
Associates | Finproject SpA
Investments
Net carrying amount	€ 73
% of the investment	40.00%
Associates | Novis Renewables Holdings Llc
Investments
Net carrying amount	€ 65
% of the investment	49.00%
Associates | Novamont SpA
Investments
Net carrying amount		€ 71
% of the investment		25.00%
Associates | United Gas Derivatives Co
Investments
Net carrying amount	€ 58	€ 69
% of the investment	33.33%	33.33%
Associates | Other investments
Investments
Net carrying amount	€ 129	€ 127
Joint ventures
Investments
Net carrying amount	2,832	4,592
Joint ventures | Var Energi AS
Investments
Net carrying amount	€ 1,144	€ 2,518
% of the investment	69.85%	69.60%
Joint ventures | Saipem SpA
Investments
Net carrying amount	€ 908	€ 1,250
% of the investment	31.08%	30.99%
Joint ventures | Union Fenosa Gas SA
Investments
Net carrying amount	€ 242	€ 326
% of the investment	50.00%	50.00%
Joint ventures | Cardon IV SA
Investments
Net carrying amount	€ 199	€ 148
% of the investment	50.00%	50.00%
Joint ventures | Gas Distribution Company of Thessaloniki Thessaly SA
Investments
Net carrying amount	€ 140	€ 139
% of the investment	49.00%	49.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Net carrying amount	€ 51	€ 74
% of the investment	50.00%	50.00%
Joint ventures | Petro Junin SA
Investments
Net carrying amount	€ 50	€ 53
% of the investment	40.00%	40.00%
Joint ventures | Societa Oleodotti Meridionali - SOM SpA
Investments
Net carrying amount	€ 32
% of the investment	70.00%
Joint ventures | AET Raffineriebeteiligungs gesellschaft mbH
Investments
Net carrying amount	€ 17	€ 35
% of the investment	33.33%	33.33%
Joint ventures | Other investments
Investments
Net carrying amount	€ 49	€ 49
Investments in unconsolidated entities controlled by Eni
Investments
Net carrying amount	80	86
Investments in unconsolidated entities controlled by Eni | Eni BTC Ltd
Investments
Net carrying amount	€ 24	€ 30
% of the investment	100.00%	100.00%
Investments in unconsolidated entities controlled by Eni | Other investments
Investments
Net carrying amount	€ 56	€ 56